Inventory	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Inventory	Note 3 – Inventory Inventory consists of the following components:

	June 30,	December 31,
	2023	2022
Finished goods	$118,927	$103,297
Raw materials	106,792	54,756
Total Inventory	$225,719	$158,053